Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Rental Payments for Operating Leases
The future minimum lease payments under operating leases as of September 30, 2021 for the next five years is as follows:

(in ‘000)	Amount
From October 1, 2021 to December 31, 2021	$781
2022	2,437
2023	1,448
2024	1,076
2025	749
Thereafter	2,157

Total	$8,648

The future minimum lease payments under operating leases as of December 31, 2020 for the next five years and thereafter is as follows:

(in ‘000)	Amount
2021	$2,401
2022	1,895
2023	942
2024	566
2025	218

Total	$6,022

Schedule of Future Minimum Lease Payments for Capital Leases
The future minimum lease payments under capital leases as of December 31, 2020 for the next five years is as follows:

(in ‘000)	Amount
2021	$903
2022	243
2023	155
2024	130
2025	30

Total minimum lease payments	$1,461
Interest expense	(97)

Total	$1,364

Summary of Unrecorded Unconditional Purchase Obligations
The Company has vendor commitments primarily relating to carrier and open purchase obligations that the Company incurs in the ordinary course of business. As of September 30, 2021, the purchase commitments were as follows:

(in ‘000)	Amount
From October 1, 2021 to December 31, 2021	$15,195
2022	6,871
2023	1,286
2024	1,286
2025	1,286

Total	$25,924

Summary of Contractual Obligation, Fiscal Year Maturity
The Company has vendor commitments primarily relating to connectivity services that the

Company incurs in the ordinary course of business. As of December 31, 2020, the purchase commitments were as follows:

(in ‘000)	Amount
2021	$24,317
2022	8,351
2023	1,351
2024	1,351
2025	1,351

Total	$36,721